Note 13 - Sale of Spanish Subsidiaries 1 (Details Textual) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 25, 2025 EUR (€)
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		$ 15,513	$ 0
Alternus Energy Group Plc [Member] | Alt Spain Hold Shares [Member]
Disposal Group, Including Discontinued Operation, Consideration | €				€ 10
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 3,500
Disposal Group, Not Discontinued Operation, Costs Associated with Sale	$ 600